CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash consist of
Cash	$ 1.3	$ 9.4	$ 72.8
Cash equivalents	0.5	1.1	1.2
Restricted cash	39.3	162.4
Cash, cash equivalents and restricted cash	$ 41.1	$ 172.9	$ 74.0